Annual Total Returns - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Total Emerging Markets Fund - Class A
Bar Chart Table:
Annual Return 2013	0.70%
Annual Return 2014	(2.98%)
Annual Return 2015	(7.13%)
Annual Return 2016	11.95%
Annual Return 2017	29.34%
Annual Return 2018	(14.39%)
Annual Return 2019	21.42%
Annual Return 2020	17.12%
Annual Return 2021	(5.39%)
Annual Return 2022	(22.62%)